Consolidated statement of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit for the period		£ 731	£ 2,203
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value though other comprehensive income		26	125
– fair value gains		43	174
– fair value (gains) transferred to the income statement on disposal		(7)	(4)
– expected credit losses recognised in income statement		1	0
– income taxes		(11)	(45)
Cash flow hedges		(201)	(257)
– fair value (losses)/gains		(418)	(458)
– fair value losses/(gains) reclassified to the income statement		143	102
– income taxes		74	99
Finance income/(expenses) from insurance contracts		13	(84)
– before income taxes		18	(113)
– income taxes		(5)	29
Exchange differences and other		(193)	(419)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability		25	(1)
– before income taxes		31	(21)
– income taxes		(6)	20
Equity instruments designated at fair value through other comprehensive income		13	0
– fair value gains		15	0
– income taxes		(2)	0
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	[1]	(30)	(90)
– before income taxes		(41)	(123)
– income taxes		11	33
Other comprehensive expense for the period, net of tax		(347)	(726)
Total comprehensive income for the period		384	1,477
Attributable to:
– the parent company		371	1,471
– non-controlling interests		£ 13	£ 6

[1]	The cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a gain of
£88m (1H23: was a gain of £166m and 2H23: loss of £15m).